Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%